Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONTINUING OPERATIONS
Revenue	$ 2,577.8	$ 2,761.8	$ 2,666.4
Cost of sales	(2,043.0)	(2,105.1)	(2,001.2)
Investment income	7.8	5.6	8.3
Finance expense	(88.0)	(81.3)	(78.1)
Gain on financial instruments	21.0	34.4	14.4
Foreign exchange gain/(loss)	6.4	(3.5)	(6.4)
Other costs, net	(44.8)	(19.0)	(16.8)
Share-based payments	(37.5)	(26.8)	(14.0)
Long-term incentive plan	(1.1)	(5.0)	(10.5)
Exploration expense	(104.2)	(109.8)	(86.1)
Share of results of equity accounted investees, net of taxation	(13.1)	(1.3)	(2.3)
Restructuring costs	(113.9)	(9.2)	(11.7)
Silicosis settlement costs	4.5	(30.2)	0.0
Gain on acquisition of Asanko	51.8	0.0	0.0
Impairment, net of reversal of impairment of investments and assets	(520.3)	(200.2)	(76.5)
Profit on disposal of investments	0.0	0.0	2.3
(Loss)/profit on disposal of assets	(51.6)	4.0	48.0
(Loss)/profit before royalties and taxation	(348.2)	214.4	435.8
Royalties	(62.5)	(62.0)	(78.4)
(Loss)/profit before taxation	(410.7)	152.4	357.4
Mining and income taxation	65.9	(173.2)	(189.5)
(Loss)/profit from continuing operations	(344.8)	(20.8)	167.9
DISCONTINUED OPERATIONS
Profit from discontinued operations, net of taxation	0.0	13.1	1.2
(Loss)/profit for the year	(344.8)	(7.7)	169.1
(Loss)/profit attributable to:
Owners of the parent	(348.2)	(18.7)	158.2
- Continuing operations	(348.2)	(31.8)	157.0
- Discontinued operations	0.0	13.1	1.2
Non-controlling interests	3.4	11.0	10.9
- Continuing operations	3.4	11.0	10.9
(Loss)/profit for the year	$ (344.8)	$ (7.7)	$ 169.1
(Loss)/earnings per share attributable to owners of the parent:
Basic (loss)/earnings per share from continuing operations - cents	$ (0.42)	$ (0.04)	$ 0.19
Basic earnings per share from discontinued operations - cents	0.00	0.02	0.00
Diluted basic (loss)/earnings per share from continuing operations - cents	(0.42)	(0.04)	0.19
Diluted basic earnings per share from discontinued operations - cents	$ 0.00	$ 0.02	$ 0.00